Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Analysis of loan activity to directors, executive officers, and associates of the Company and its subsidiary

	December 31,
	2012	2011
Balance, January 1	$3,971,083	$1,923,847
New loans during the period	350,000	2,891,602
Repayments during the period	(1,014,671)	(844,366)

Ending balance	$3,306,412	$3,971,083